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                       Jefferson National Life Insurance Company
                        9920 Corporate Campus Drive, Suite 1000
                             Louisville, Kentucky 40223


                                   May 6, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  Jefferson National Life Insurance Company
          Jefferson National Life Advisor Variable Annuity Account File No. 333-03093


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, I hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 17 to Registrant's registration statement on Form N-4, the most recent amendment to the registration statement; and

2. The text of post-effective amendment no. 17 to the Registrant's registration statement on Form N-4 was filed electronically with the Securities and Exchange Commission on May 1, 2003 (accession number 0001047469-03-016083).

If you have any questions, please call me at (502) 587-3843.


Sincerely,

By:     /s/ Craig A. Hawley
Name:   Craig A. Hawley
Title:  General Counsel